Intangible Assets (Tables)	12 Months Ended
Dec. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Other intangible assets were acquired in connection with the 2007 Purchase discussed in Note 1 and Note 2. These assets are summarized in the following table as of December 30, 2013 and December 31, 2012:

	2013
	Gross Carrying Amount	Accumulated Amortization	Net
Trade name	$10,000,000	$(3,083,333)	$6,916,667
Franchise agreements	643,859	(470,890)	172,969
Favorable leases	108,709	(91,269)	17,440
Reacquired rights	5,495,012	(1,395,075)	4,099,937
Total intangible assets	$16,247,580	$(5,040,567)	$11,207,013

	2012
	Gross Carrying Amount	Accumulated Amortization	Net
Trade name	$10,000,000	$(2,583,333)	$7,416,667
Franchise agreements	643,859	(206,987)	436,872
Favorable leases	108,709	(76,469)	32,240
Reacquired rights	5,495,012	(573,364)	4,921,648
Total intangible assets	$16,247,580	$(3,440,153)	$12,807,427

Future Amortization Expense
Estimated amortization expense for the five succeeding years and the aggregate thereafter is:

	Trade Name	Franchise Agreements	Favorable Leases	Reacquired Rights	Total
2014	$500,000	$48,380	$14,800	821,712	$1,384,892
2015	500,000	10,517	2,640	821,712	1,334,869
2016	500,000	10,517	—	821,712	1,332,229
2017	500,000	10,517	—	791,057	1,301,574
2018	500,000	10,517	—	438,878	949,395
Thereafter	4,416,667	82,521	—	404,866	4,904,054
Total	$6,916,667	$172,969	$17,440	$4,099,937	$11,207,013